MAJOR VENDOR	12 Months Ended
Jan. 03, 2021
NOTE 7 - MAJOR VENDOR

Approximately 83% of the Company’s purchases for the year ended January 3, 2021 were from one vendor. On January 3, 2021, the amount due to the major vendor totaled $171,545. In fiscal 2019, approximately 83% of the Company’s purchases were from the same vendor. On December 29,2019, the amount due to this vendor was $222,926.